Consolidated income statement IFRS 4 $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares
Continuing operations:
Gross premiums earned	$ 24,217
Outward reinsurance premiums	(1,844)
Earned premiums, net of reinsurance	22,373
Investment return	3,486
Other income	641
Total revenue, net of reinsurance	26,500
Benefits and claims	(17,738)
Reinsurers' share of benefits and claims	(971)
Movement in unallocated surplus of with-profits funds	(202)
Benefits and claims and movement in unallocated surplus of with-profits, net of reinsurance	(18,911)
Acquisition costs and other expenditure	(4,560)
Finance costs: interest on core structural borrowings of shareholder-financed businesses	(328)
Loss attaching to corporate transactions	(35)
Total charges net of reinsurance	(23,834)
Share of profit from joint ventures and associates, net of related tax	352
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)	3,018	[1]
Tax charge attributable to policyholders' returns	(342)
Profit (loss) before tax attributable to shareholders' returns	2,676
Total tax charge attributable to shareholders' and policyholders' returns	(804)
Remove tax charge attributable to policyholders' returns	342
Tax charge attributable to shareholders' returns	(462)
Profit (loss) after tax from continuing operations	2,214	[2],[3]
Loss after tax from discontinued US operations	(5,027)	[4]
Profit (loss) for the year	(2,813)
Attributable to:
Equity holders of the Company: From continuing operations	2,192
Equity holders of the Company: Based on loss from discontinued US operations	(4,234)
Profit (loss) attributable to equity holders of the Company	(2,042)
Non-controlling interests: From continuing operations	22
Non-controlling interests: From discontinued US operations	(793)
Profit (loss) attributable to non-controlling interests	(771)
Profit (loss) for the year	$ (2,813)
Basic
Based on profit continuing operations (in USD per share) | $ / shares	$ 0.834
Based on loss from discontinued US operations (in USD per share) | $ / shares	(1.611)	[4]
Total basic earnings per share (in USD per share) | $ / shares	(0.777)
Diluted
Based on profit continuing operations (in USD per share) | $ / shares	0.834
Based on loss from discontinued US operations (in USD per share) | $ / shares	(1.611)	[4]
Total diluted earnings per share (in USD per share) | $ / shares	$ (0.777)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[2]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	Discontinued operations for 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.